Stock-Based Compensation (Schedule of valuation assumptions) (Details) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	0.00%	68.50%	56.70%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (years)	0 years	7 years	5 years
Risk-free interest rate	0.00%	1.93%	2.57%
Weighted-average grant date fair value (in dollars per share)	$ 0	$ 9.19	$ 8.92